Schedule of Investments
May 31, 2023 (unaudited)
Archer Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 44.71% (5)

Air Transportation, Scheduled - 0.92%
Southwest Airlines Co., 5.250%, due 05/04/25	150,000	149,433

Aircraft - 0.87%
Boeing Co., 2.600%, due 10/30/25	150,000	140,877

Beverages - 0.60%
Keurig Dr. Pepper, Inc., 3.130%, due 12/15/2023	100,000	98,649

Business Services - 0.59%
Thomson Reuters Corp., 3.85%, due 09/29/24	100,000	97,228

Electric Services - 0.91%
Southern California Edison Co. Series E, 9.498%, to 08/01/23 (3-month US Libor + 4.199%, to 08/01/49 (a) (b)	50,000	49,500
Southern Co., 2.950%, due 07/01/23	100,000	99,707

		149,207

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.55%
General Electric Co. Series A, 7.146%, to 09/15/23 (a) (b)	100,000	90,772

Financial Services - 1.71%
CommunityWide Federal Credit Union, 5.000%, 12/08/2025	150,000	149,283
General Motors Financial Company, Inc. Series C, 5.70%, to 09/30/30 (a) (b)	150,000	131,245

		280,528

General Building Contractors - Residential Buildings - 0.90%
Lennar Corp., 4.750%, due 11/29/27	100,000	97,902
Lennar Corp., 4.875%, due 12/15/23	50,000	49,898

		147,800

Hotels and Motels - 0.61%
Marriott International, Inc., Series Z, 4.150%, 12/01/23	100,000	99,438

Investment Advice - 1.17%
Affiliated Managers Group, Inc., 3.500%, due 08/01/25	200,000	191,224

National Commercial Banks - 8.81%
Banc of California, Inc., 5.250%, due 04/15/25	200,000	166,225
CenterState Bank Corp., 5.750%, to 06/01/25 (a)	10,000	9,413
Citigroup, Inc. Series B, 9.550%, to 08/15/23 (a) (b)	100,000	99,717
Citigroup Global Markets, Inc., 3.000%, due 07/17/23	200,000	198,207
JPMorgan & Chase Co. Series B, 5.799%, due 2/01/27 (3-month US Libor + .50%) FRN	150,000	138,409
JPMorgan Chase & Co. Series CC, 7.879%, due 08/01/23 (a) (b)	150,000	147,561
JPMorgan Chase & Co., Series Q, 5.150%, 08/01/23 Perp	150,000	150,750
Mellon Capital IV Series 1, 5.527%, to 06/26/23 (3-month US Libor + 0.565%) (b) (4)	200,000	153,117
Old National Bancorp, 4.125%, due 08/15/24	100,000	92,227
Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	100,000	75,000
Truist Financial Corp. Series Q, 5.100%, to 03/01/30	75,000	66,000
U.S. Bancorp, 3.700%, to 01/15/27 (a) (b)	200,000	145,845

		1,442,471

Natural Gas Distribution - 0.30%
National Fuel Gas Co., 5.200%, due 07/15/25	50,000	49,504

Personal Credit Institutions - 1.32%
Discover Financial Services Series D, 6.125%, to 06/23/25 (a) (b)	100,000	92,235
OneMain Finance Corp., 3.500%, due 01/15/27	150,000	124,701

		216,936

Property & Casualty Insurance - 0.92%
Finial Holdings, Inc., 7.125%, due 10/15/23	150,000	150,550

Real Estate Investment Trusts - 0.56%
Ready Capital Corp., 5.750%, due 02/15/26	4,000	92,400

Retail-Department Store - 0.22%
Dillards, Inc., 7.750%, due 07/15/26	35,000	35,738

Security Brokers, Dealers & Flotation Companies - 1.74%
Capital Southwest Corp., 3.375%, due 10/01/26	100,000	88,750
Charles Schwab Corp., 3.750%, 04/01/24	200,000	196,361

		285,111

Semiconductors & Related Devices - 0.91%
Microchip Technology, Inc., 2.670%, 09/01/2023	150,000	148,689

		148,689

Services-Equipment Rental & Leasing - 1.40%
Air Lease Corp., 3.625%, due 12/01/27	100,000	91,152
United Rentals, Inc., 3.875%, due 11/15/27	150,000	138,772

		229,924

Services-General Medical & Surgical Hospitals - 1.61%
HCA Healthcare, Inc., 7.050%, 12/01/27	250,000	263,573

Services - Miscellaneous & Recreation - 2.58%
Walt Disney Co., 7.700%, 10/30/25	400,000	421,716

Services-Prepackaged Software - 0.87%
VMWare, Inc., 3.900%, due 08/21/27	150,000	142,748

State Commercial Banks - 12.09%
Ally Financial, Inc. Series B, 4.700%, to 05/15/26 (a) (b)	150,000	104,250
Eagle Bancorp, Inc., 5.750%, due 09/01/24	150,000	133,413
Fifth Third Bancorp Series L, 4.500%, to 09/30/2025 (a) (b)	150,000	129,527
Fifth Third Bancorp., 4.300%, 01/16/24	300,000	294,093
First Citizens Bank, 3.929%, 06/19/2024	75,000	74,116
First Citizens Bank, 6.125%, 03/09/28	350,000	347,566
Hilltop Holdings, Inc., 5.000%, 04/15/25	100,000	96,608
Keycorp, 2.250%, 04/06/27	200,000	164,936
Merchants Bancorp, 8.250%, to 10/01/27	4,000	95,240
State Street Corp., 7.350%, 06/15/26	500,000	529,203
SVB Financial Group, 4.100%, to 02/15/31 (a) (b)	150,000	11,341

		1,980,293

Steel Works, Blast Furances Rolling Mill - 0.91%
Steel Dynamics, Inc., 5.00%, 12/15/26	150,000	148,372

Telephone Communications (No Radio Telephone) - 0.32%
Indiana Bell Tel Co., Inc., 7.300%, due 08/15/26	50,000	51,982

Television Broadcasting Stations - 0.33%
CBS Broadcasting, Inc., 7.125%, due 11/01/23	54,000	54,058

Wholesale-Groceries & Related Products - 0.99%
Sysco Corp., 6.500%, due 08/01/28	152,000	161,515

Total Corporate Bonds	(Cost $ 7,961,975)	7,320,736

Exchange-Traded Funds - 0.19% (3)

iShares US Preferred Stock ETF	1,000	30,460

Total Exchange-Traded Funds	(Cost $ 37,982)	30,460

Municipal Bonds - 19.05% (5)

Arizona - 0.07%
Maricopa County School District No. 66 Roosevelt Elementary 6.243%, due 07/01/26	10,000	10,268

California - 0.90%
Sacramento, CA Pension Oblg. Series A, 6.420%, due 08/01/23	50,000	50,043
Sacramento Cnty., CA Pension Oblg., 6.625%, due 08/01/24	95,000	95,906

		145,949

Connecticut - 0.12%
Stratford CT Taxable, 5.750%, due 08/15/30	20,000	19,999

Florida - 0.84%
North Miami Beach, FL, Water Revenue Series B, 2.311%, due 08/01/27	150,000	137,051

Georgia - 0.32%
Georgia Local Government, 4.750%, due 06/01/28	50,000	52,162

Illinois - 0.22%
Rosemont, IL Ref Bds Series A, 5.375%, due 12/01/25	15,000	15,017
State of Illinois, 4.950%, due 06/01/23	20,455	20,455

		35,472

Indiana - 4.21%
Beech Grove, IN Sch Bldg. Corp., 2.850%, due 07/05/25	140,000	135,244
Elkhart Community Schools, 3.100%, 07/20/24	250,000	243,990
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 07/15/26	165,000	168,848
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 07/15/27	100,000	102,361
Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, due 07/15/23	15,000	14,972
Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 02/01/26	25,000	24,380

		689,795

Maryland - 0.62%
Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	100,000	102,341

Michigan - 1.16%
Michigan State Taxable School Loan Series A, 3.200%, due 05/15/27	200,000	189,920

New York - 2.83%
City of New York, NY, 1.980%, due 08/01/23	150,000	149,112
New York St Dorm Auth Revenues, 1.085%, 07/01/2024	200,000	190,714
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 08/01/23	125,000	124,339

		464,165

Ohio - 2.33%
Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/01/25	100,000	91,289
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/25	60,000	61,478
Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/26	15,000	15,331
Cleveland OH Public Power System Revenue, 5.500%, 11/15/2038	100,000	100,127
JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 01/01/2028	125,000	113,198

		381,423

Oklahoma - 0.09%
Garfield County, OK, 6.000%, due 09/01/24	15,000	15,067

Oregon - 1.10%
Oregon State Sch Brds Assn Pension, Series B, 5.450%, due 06/30/24	25,000	24,996
Philomath, Oregon Sch District, 5.472%, due 06/15/27	150,000	154,831

		179,827

Pennsylvania - 1.66%
East Norriton & Plymouth PA, Jt Swr Auth, 1.832%, due 8/01/28	200,000	176,058
Pennsylvania Higher Educational Facs Authority Revenue, 3.000%, 06/15/25	100,000	96,503

		272,561
Texas - 0.82%
Austin, TX Electric Utility System Revenue Taxable Series A, 2.524%, due 11/15/23	20,000	19,732
City of Irving, TX, 5.657%, due 08/15/23	25,000	24,942
North Texas Tollway Authority, 8.410%, due 02/01/30	49,000	54,393
Texas St. Taxable Refunding Public Finance Authority Series C, 2.531%, due 10/01/23	35,000	34,661

		133,728

Virginia - 0.90%
Virginia St Resources Auth Infrastructure Revenue, 1.972%, 11/01/23	150,000	148,004

Washington - 0.83%
City of Bellevue, WA, 0.751%, 12/01/25	150,000	135,939

Wisconsin - 0.03%
Public Finance Authority, WI, 5.750%, due 06/01/23	5,000	5,000

Total Municipal Bonds	(Cost $ 3,241,501)	3,118,671

US Government Treasury - 23.69%

U.S. Government Treasury Bill, 0.000%, 07/13/23	250,000	248,516
U.S. Government Treasury Bill, 0.000%, 07/25/23	800,000	793,812
U.S. Government Treasury Bill, 0.000%, 08/03/23	250,000	247,743
U.S. Government Treasury Bill, 0.000%, 09/21/23	800,000	787,306
U.S. Government Treasury Bill, 0.000%, 10/12/23	250,000	245,136
U.S. Government Treasury Bill, 0.000%, 03/21/24	250,000	239,927
U.S. Government Treasury Bill, 0.250%, 03/15/24	800,000	769,438
U.S. Government Treasury Bill, 4.625%, 02/28/25	300,000	300,199
U.S. Government Treasury Bond, 3.875%, 03/31/25	250,000	247,139

		3,879,216

Total US Government Treasury	(Cost $ 3,887,340)	3,879,216
Preferred Securities - 3.66%

Asset Management - 0.36%
B Riley Financial, Inc., 6.50%, due 09/30/26	3,000	58,800

National Commercial Banks - 2.75%
BAC Capital Trust XIII Series F, 5.266% (3-month Libor + 0.40%) (b) (4)	100,000	74,149
Huntington Bancshares, Inc. Series E, 8.140%, to 07/15/23 (a) (b)	150,000	121,540
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	150,000	119,242
PNC Capital Trust C, 5.532%, due 06/01/28 (3-month Libor + 0.57%) FRN	150,000	135,203

		450,134

State Commercial Banks - 0.55%
Medallion Bank Utah Series F, 8.000%, to 04/01/25 (a) (b)	4,000	89,840

Total Preferred Securities	(Cost $ 721,556)	598,774

Structured Note - 2.12% (5)
	Shares	Value
National Commercial Banks - 0.47%
Key Corp., 5.917%, due 07/01/28 (3-month US Libor + 0.74%) FRN	100,000	77,430

Security Brokers, Dealers & Flotation Companies - 1.65%
Goldman Sachs Group, Inc. Series MTN, 0.00%, Capped at 10% (4) (maturity date: 12/13/28)	100,000	74,224
Goldman Sachs Group, Inc., 0.00%, Capped at 10% (4) (maturity date: 11/13/28)	120,000	92,100
Morgan Stanley, Series MTN, 0.000%, due 08/19/28 Capped at 10% (4)	114,000	85,517
Morgan Stanley, Series MTN, 0.000%, due 08/30/28 Capped at 12% (4)	25,000	17,754

		269,595

Total Structured Note	(Cost $ 445,334)	347,025

Money Market Registered Investment Companies - 5.75%

Federated Treasury Obligation Fund - Institutional Shares 4.95% (4)	941,424	941,424

Total Money Market Registered Investment Companies	(Cost $ 941,424)	941,424

Total Investments - 99.15%	(Cost $ 17,237,112)	16,236,306

Other Assets Less Liabilities - (.85%)		138,856

Total Net Assets - 100.00%		16,375,162

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$1,308,164	$-
Level 2 - Other Significant Observable Inputs	14,928,142	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,236,306	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at May 31, 2023.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.
FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.